UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.   20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone(973) 455-5681
Signature, Place, and Date of Signing:

/s/ Edward T. Tokar Morris Township, New Jersey  February 6, 2001
___________________
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE


                    Form 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      64

Form 13F Information Table Value Total:   $446,838
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
1.         28-7176                   Allied Capital Management LLC


                               13F REPORT
                            DECEMBER 31, 2000
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.

NAME OF ISSUER               TITLE OF              VALUE   SHRS/   SH/ PUT  INVSTMNT  OTHER      VOTING AUTHORITY
                              CLASS       CUSIP   (X$1000) PRN AMT PRN CAL  DSCRTN    MANAGERS  SOLE  SHARED NONE

AMERICAN GEN CORP                 COM    026351106  9,373 115,000  SH  N/A  DEFINED    1       115,000
AMERICAN STD COS INC DEL          COM    029712106 10,079 204,400  SH  N/A  DEFINED    1       204,400
APOGEE ENTERPRISES INC            COM    037598109      1     100  SH  N/A  DEFINED    1           100
ARCHER DANIELS MIDLAND CO         COM    039483102 10,056 670,425  SH  N/A  DEFINED    1       670,425
ARROW ELECTRS INC                 COM    042735100  7,843 274,000  SH  N/A  DEFINED    1       274,000
AVADO BRANDS INC                  COM    05336P108    127 226,200  SH  N/A  DEFINED    1       226,200
AVICI SYS INC                     COM    05367L109    275  11,153  SH  N/A  DEFINED    1        11,153
BALL CORP                         COM    058498106  5,914 128,400  SH  N/A  DEFINED    1       128,400
BARD C R INC                      COM    067383109  5,690 122,200  SH  N/A  DEFINED    1       122,200
BELLSOUTH CORP                    COM    079860102  7,144 174,500  SH  N/A  DEFINED    1       174,500
BURLINGTON RES INC                COM    122014103 10,423 206,400  SH  N/A  DEFINED    1       206,400
CIGNA CORP                        COM    125509109 11,246  85,000  SH  N/A  DEFINED    1        85,000
CANADIAN PAC LTD NEW              COM    135923100 10,674 373,700  SH  N/A  DEFINED    1       373,700
CAREMARK RX INC                   COM    141705103  9,494 700,000  SH  N/A  DEFINED    1       700,000
CHEVRON CORP                      COM    166751107 10,133 120,000  SH  N/A  DEFINED    1       120,000
CITIGROUP INC                     COM    172967101  9,624 188,466  SH  N/A  DEFINED    1       188,466
COCA COLA CO                      COM    191216100  8,147 133,700  SH  N/A  DEFINED    1       133,700
COMMSCOPE INC                     COM    203372107  4,530 273,500  SH  N/A  DEFINED    1       273,500
COMPAQ COMPUTER CORP              COM    204493100  3,779 251,100  SH  N/A  DEFINED    1       251,100
CONSTELLATION BRANDS INC         CL A    21036P108  7,708 131,200  SH  N/A  DEFINED    1       131,200
DEERE & CO                        COM    244199105 10,212 222,900  SH  N/A  DEFINED    1       222,900
EXELON CORP                       COM    30161N101  9,527 135,700  SH  N/A  DEFINED    1       135,700
FIRST DATA CORP                   COM    319963104  5,390 102,300  SH  N/A  DEFINED    1       102,300
FLOWSERVE CORP                    COM    34354P105  7,783 364,100  SH  N/A  DEFINED    1       364,100
FORTUNE BRANDS INC                COM    349631101  9,195 306,500  SH  N/A  DEFINED    1       306,500
GENERAL DYNAMICS CORP             COM    369550108  9,235 118,400  SH  N/A  DEFINED    1       118,400
GRACE W R & CO DEL NEW            COM    38388F108  1,239 388,800  SH  N/A  DEFINED    1       388,800
HCA-HEALTHCARE CO                 COM    404119109  9,682 220,000  SH  N/A  DEFINED    1       220,000
HONEYWELL INTL INC                COM    438516106  6,653 140,625  SH  N/A  DEFINED    1       140,625
HOUSEHOLD INTL INC                COM    441815107 10,720 194,900  SH  N/A  DEFINED    1       194,900
ITT INDS INC                      COM    450911102  8,083 208,600  SH  N/A  DEFINED    1       208,600
INTERNATIONAL BUSINESS MACHS      COM    459200101  3,485  41,000  SH  N/A  DEFINED    1        41,000
JOHNSON CTLS INC                  COM    478366107  8,928 171,700  SH  N/A  DEFINED    1       171,700
LIMITED INC                       COM    532716107  5,525 323,800  SH  N/A  DEFINED    1       323,800
MARSH + MCLENNAN COS INC          COM    571748102  5,675  48,500  SH  N/A  DEFINED    1        48,500
MASTEC INC                        COM    576323109  1,442  72,100  SH  N/A  DEFINED    1        72,100
MOTOROLA INC                      COM    620076109  5,012 247,500  SH  N/A  DEFINED    1       247,500
NCR CORP NEW                      COM    62886E108  9,815 199,800  SH  N/A  DEFINED    1       199,800
NORFOLK SOUTHERN CORP             COM    655844108  4,087 307,000  SH  N/A  DEFINED    1       307,000
PALL CORP                         COM    696429307  8,508 399,200  SH  N/A  DEFINED    1       399,200
PFIZER INC                        COM    717081103  3,910  85,000  SH  N/A  DEFINED    1        85,000
PHELPS DODGE CORP                 COM    717265102  6,882 123,300  SH  N/A  DEFINED    1       123,300
POTASH CORP SASK INC              COM    73755L107 10,110 129,100  SH  N/A  DEFINED    1       129,100
PRAXAIR INC                       COM    74005P104 10,650 240,000  SH  N/A  DEFINED    1       240,000
QUANTUM CORP                   COM DSSG  747906204  5,811 436,500  SH  N/A  DEFINED    1       436,500
RADIAN GROUP INC                  COM    750236101  9,638 128,400  SH  N/A  DEFINED    1       128,400
SCHEIN HENRY INC                  COM    806407102  4,467 129,000  SH  N/A  DEFINED    1       129,000
SENSORMATIC ELECTRS CORP          COM    817265101  9,267 461,900  SH  N/A  DEFINED    1       461,900
SUIZA FOODS CORP                  COM    865077101  8,597 179,100  SH  N/A  DEFINED    1       179,100
SUN MICROSYSTEMS INC              COM    866810104  3,429 123,000  SH  N/A  DEFINED    1       123,000
SUPERVALU INC                     COM    868536103  3,802 274,000  SH  N/A  DEFINED    1       274,000
SYBASE INC                        COM    871130100  8,258 416,800  SH  N/A  DEFINED    1       416,800
SYMANTEC CORP                     COM    871503108  1,448  43,400  SH  N/A  DEFINED    1        43,400
TELEFLEX INC                      COM    879369106  7,755 175,500  SH  N/A  DEFINED    1       175,500
THERMO CARDIOSYSTEMS INC          COM    88355K200  1,006 115,000  SH  N/A  DEFINED    1       115,000
TIMKEN CO                         COM    887389104  3,500 231,400  SH  N/A  DEFINED    1       231,400
TYCO INTL LTD NEW                 COM    902124106 10,811 194,800  SH  N/A  DEFINED    1       194,800
UST INC                           COM    902911106  4,055 144,500  SH  N/A  DEFINED    1       144,500
ULTRAMAR DIAMOND SHAMROCK         COM    904000106  9,253 299,700  SH  N/A  DEFINED    1       299,700
UNION PAC CORP                    COM    907818108 10,744 211,700  SH  N/A  DEFINED    1       211,700
VALERO ENERGY CORP                COM    91913Y100  7,438 200,000  SH  N/A  DEFINED    1       200,000
WELLPOINT HEALTH NETWORKS INC     COM    94973H108 10,223  88,700  SH  N/A  DEFINED    1        88,700
WESTERN RES INC                   COM    959425109  7,178 289,300  SH  N/A  DEFINED    1       289,300
ZALE CORP NEW                     COM    988858106  6,153 211,700  SH  N/A  DEFINED    1       211,700



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